Segment Reporting	3 Months Ended	12 Months Ended
	Dec. 25, 2011	Sep. 25, 2011
Segment Reporting Disclosure [Text Block]
(15)  SEGMENT REPORTING

We follow the provisions of FASB guidance, which establish annual and interim reporting standards for an enterprise’s business segments and related disclosures about each segment’s products, services, geographic areas and major customers. The method for determining what information to report is based on the way management organizes the operating segments within a company for making operating decisions and assessing financial performance. Our Chief Executive Officer is considered to be our chief operating decision maker.

We have determined that we have two reportable segments: the Disk Drive Components Division and the BioMeasurement Division. The accounting policies of the segments are the same as those described in the summary of significant accounting policies disclosed in our Annual Report on Form 10-K for the fiscal year ended September 25, 2011.

The following table represents net sales by product for each reportable segment and operating loss for each reportable segment.

	Thirteen Weeks Ended
	December 25, 2011	December 26, 2010
Net sales:
Disk Drive Components Division:
Suspension assemblies	$54,011	$66,240
Other products	4,048	1,462
Total Disk Drive Components Division	58,059	67,702
BioMeasurement Division	416	542
	$58,475	$68,244

Loss from operations:
Disk Drive Components Division	$(6,986)	$(11,448)
BioMeasurement Division	(1,123)	(2,911)
	$(8,109)	$(14,359)

11.   Segment Reporting

We follow the provisions of FASB guidance, which establish annual and interim reporting standards for an enterprise’s business segments and related disclosures about each segment’s products, services, geographic areas and major customers. The method for determining what information to report is based on the way management organizes the operating segments within a company for making operating decisions and assessing financial performance. Our Chief Executive Officer is considered to be our chief operating decision maker.

We have determined that we have two reportable segments: the Disk Drive Components Division and the BioMeasurement Division. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

The following table represents net sales by product for each reportable segment:

	2011	2010	2009
Net sales:
Disk Drive Components Division
Suspension assemblies	$270,769	$337,931	$397,942
Other products	4,969	6,844	8,325
Total Disk Drive Components Division	275,738	344,775	406,267

BioMeasurement Division	2,352	2,414	1,755
	$278,090	$347,189	$408,022

The following table represents operating loss for each reportable segment:

	2011	2010	2009
Loss from operations:
Disk Drive Components Division	$(42,669)	$(24,027)	$(152,032)
BioMeasurement Division	(9,161)	(23,959)	(23,485)
	$(51,830)	$(47,986)	$(175,517)

The following table represents long-lived assets for each reportable segment:

	2011	2010	2009
Long-lived assets:
Disk Drive Components Division	$222,746	$257,739	$276,283
BioMeasurement Division	388	494	3,053
	$223,134	$258,233	$279,336

The following table represents depreciation expenses for each reportable segment:

	2011	2010	2009
Depreciation and amortization expense:
Disk Drive Components Division	$47,960	$50,619	$75,132
BioMeasurement Division	126	1,230	1,434
	$48,086	$51,849	$76,566

Sales to foreign locations were as follows:

	2011	2010	2009
Foreign-based enterprises	$85,164	$157,611	$182,417
Foreign subsidiaries of United States corporations	187,256	182,474	217,900
	$272,420	$340,085	$400,317

The majority of these foreign location sales were to the Pacific Rim region. In addition, we have sales to United States corporations that used our products in their offshore manufacturing sites.

Revenue assigned based on product shipment location and long-lived assets by geographic area are as follows:

	2011	2010	2009
Revenue:
Thailand	$184,948	$174,627	$211,960
Hong Kong	34,535	114,541	152,068
Japan	–	–	14,299
Philippines	49,568	32,725	5,954
China	–	9,365	7,789
Malaysia	2,687	7,847	5,940
United States	5,669	7,104	7,705
Other foreign countries	683	980	2,307
	$278,090	$347,189	$408,022

Long-lived assets:
United States	$205,597	$242,704	$278,334
Other foreign countries	17,537	15,529	1,002
	$223,134	$258,233	$279,336

Sales to customers in excess of 10% of net sales are as follows:

	2011	2010	2009
Western Digital Corporation	56%	43%	36%
SAE Magnetics, Ltd./TDK Corporation	19	37	39
Hitachi and affiliates	11	–	–
Seagate Technology, LLC	11	10	18